UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30, 2007

Check here if Amendment	( ) ;    Amendment Number:
This Amendment(Check only one.)( )is a restatment.
		                     ( )adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wayne Hummer Asset Management Company
Address:	222 S. Riverside Plaza
		Chicago, IL 60606

13F file number:  028-05229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. Zidar
Title:	Chairman & CEO
Phone:	800-621-4477
Signature, Place and Date of Signing:

/S/  Thomas P. Zidar Chicago, IL  December 19, 2007

Note:   SEC13F now being filed by Wintrust Financial Corporation.
	Since our first filing (June 2005) we inadvertently were filing the 13F HR instead of the 13F NT. Wintrust Financial files on our behalf. The securities listed under previous filings were duplicates of the Wintrust Financial Filings. Going forward, Wintrust Financial Corp. will be reporting for the Wayne Hummer Asset Management Company.

Report Type (Check only one.):

( )	13F HOLDINGS REPORT.
(x)	13F NOTICE.
( )	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: Wintrust Financial Corp.
						 13F file number: 028-10582